FAIR VALUE MEASUREMENT (Details 6) (Nonrecurring, Level 3, USD $)										12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Other real estate owned Price-based	Dec. 31, 2012 Other real estate owned Price-based Minimum	Dec. 31, 2012 Other real estate owned Price-based Maximum	Dec. 31, 2012 Loans held-for-sale Price-based	Dec. 31, 2012 Loans held-for-sale Price-based Minimum	Dec. 31, 2012 Loans held-for-sale Price-based Maximum	Dec. 31, 2012 Loans held-for-sale External model	Dec. 31, 2012 Loans held-for-sale External model Minimum	Dec. 31, 2012 Loans held-for-sale External model Maximum	Dec. 31, 2012 Loans held-for-sale Recovery analysis	Dec. 31, 2012 Loans	Dec. 31, 2012 Loans Price-based	Dec. 31, 2012 Loans Price-based Minimum	Dec. 31, 2012 Loans Price-based Maximum	Dec. 31, 2012 Loans Internal model	Dec. 31, 2012 Loans Internal model Minimum	Dec. 31, 2012 Loans Internal model Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date	$ 2,239,000,000	$ 1,885,000,000	$ 165,000,000			$ 747,000,000			$ 485,000,000			$ 174,000,000	$ 220,000,000	$ 351,000,000			$ 111,000,000
Price				$ 39,774.00	$ 15,457,452.00		$ 63.42	$ 100.00
Credit spread (as a percent)										0.40%	0.40%
Discount to price (as a percent)				11.00%	50.00%										25.00%	34.00%
Appraised Value																		$ 6,272,242	$ 86,200,000
Discount rate																		6.00%	16.49%